Schedule of reconciliation of adjusted loss on sale (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Jul. 02, 2024 USD ($)	Jul. 02, 2024 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)
Kenshaw Solar Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Gain on sale			$ 3,900	$ 5,400
Carrying amount of net assets sold adjustment			7,000	10,100
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Gain on sale	$ 800	$ 1,300			$ 827	$ 1,265
Cash consideration adjustment	800	1,200			791	1,211
Fair value of contingent consideration adjustment
Cost to sell adjustment
Carrying amount of net assets sold adjustment	$ (40)	$ (50)			(36)	(54)
Disposal groups classified as held for sale [member] | Kenshaw Solar Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Gain on sale			1,648	2,634	$ 827	$ 1,265
Cash consideration adjustment
Fair value of contingent consideration adjustment
Cost to sell adjustment			821	1,369
Carrying amount of net assets sold adjustment